Financial instruments	6 Months Ended
Jun. 30, 2026
FINANCIAL INSTRUMENTS [Abstract]
Financial instruments	Financial Instruments

Financial instruments include cash; evidence of ownership
in an entity; or a contract that imposes an obligation on one party and conveys a right to a second party to deliver/
receive cash or another financial instrument.
Gold Contracts
In Q3 2025, we entered into 25,000 ounces of zero cost
gold collars that mature every month between September
2025 and August 2028 for a total of 900,000 ounces. These
contracts contain purchased put and sold call options with
strike prices of $3,100/oz and $4,310/oz, respectively.
These contracts are designated as cash flow hedges, with
the effective portion of the hedge recognized in other
comprehensive income and the ineffective portion
recognized as loss (gain) on non-hedge derivatives. The
realized loss related to these positions is $18 million for Q2
2026 (Q2 2025: $nil) and $60 million (YTD 2025: $nil) for
YTD 2026, and was recorded in revenue. As at June 30,
2026, the fair value of the remaining derivatives is a loss of
$176 million (December 31, 2025: $386 million), with $45
million recorded as other current liabilities and $131 million recorded as other non-current liabilities (December 31,
2025: $89 million and $297 million, respectively).  As at
June 30, 2026, 650,000 ounces of gold collars remain
outstanding.